Warrants, Options, Equity Incentive Plan and Stock Issuances (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Summary of activity in warrants
Number of Options/Warrants	30,000
Balance, Shares Under Options/Warrants	30,000
Warrant [Member]
Summary of activity in warrants
Beginning Balance, Shares Under Options/Warrants	3,000	165,701
Number of Options/Warrants		165,701	165,701
Options/Warrants exercised, Share Under Options/Warrants		(2,334)
Options/Warrants cancelled/expired, Shares Under Options/Warrants	(3,000)	(160,367)
Balance, Shares Under Options/Warrants		3,000	165,701
Beginning Balance, Weighted Average Exercise Price	$ 50.00
Warrants/Options cancelled/expired, Weighted Average Exercise Price	$ 50.00
Balance, Weighted Average Exercise Price		$ 50.00
Warrant [Member] | Original [Member]
Summary of activity in warrants
Balance, Weighted Average Exercise Price		$ 30.50
Warrant [Member] | Repriced [Member]
Summary of activity in warrants
Balance, Weighted Average Exercise Price		$ 5.00